Retirement Benefits	12 Months Ended
Mar. 31, 2013
Retirement Benefits
23.	Retirement benefits

The Company in fiscals 2011, 2012 and 2013 has used March 31 as the measurement date of the funded status of the plans.

(a)	Tata Communications India and its wholly owned subsidiaries in India

Gratuity

In accordance with Indian law, the Company provides for gratuity, a defined benefit plan covering all eligible employees. The plan provides for lump sum payment to vested employees at retirement, death while in employment or on termination of employment in an amount equivalent to 15 days salary payable for each completed year of service or part thereof in excess of six months. Vesting occurs upon completion of five years of service. The Company makes contributions to a fund administered by trustees, based on an annual external actuarial valuation.

The following table sets out the status of the gratuity plans and the amounts recognized in the Company’s consolidated financial statements.

	As of March 31,
	2012		2013
	(In millions)
Change in benefit obligation:
Benefit obligation, beginning of the year	Rs.	541	Rs.	620	US$	11
Service cost		45		54		1
Interest cost		43		50		1
Actuarial loss		20		48		1
Benefits paid		(29)		(101)		(2)
Transfer to other company		—		(23)		—

Benefit obligation, end of the year	Rs.	620	Rs.	648	US$	12

Change in plan assets:
Fair value of plan assets, beginning of the year		496		542		10
Expected return on plan assets		33		59		1
Employer contributions		42		86		2
Transfer to other company		—		(23)		—
Benefits paid		(29)		(101)		(2)

Fair value of plan assets, end of the year	Rs.	542	Rs.	563	US$	11

Accrued liability included in other current liabilities Rs. 75 million (fiscal 2012 Rs. 69 million) and Rs. 10 million in other non-current liabilities (fiscal 2012 Rs. 9 million)	Rs.	(78)	Rs.	(85)	US$	(1)
Actuarial (gain)/loss and past service cost recognized as a component of accumulated other comprehensive loss		*27		*33		1

*	This amount includes actuarial gain/(loss) of Rs. (7) million and Rs. 15 million on plan assets for the fiscal 2012 and 2013 respectively.

Net gratuity cost in fiscals 2011, 2012 and 2013 consist of the following:

	As of March 31,
	2011		2012		2013
	(In millions)
Service cost	Rs.	43	Rs.	45	Rs.	54	US$	1
Interest cost		32		43		50		1
Amortization of past service cost		7		7		7		—
Actual return on plan assets		(27)		(40)		(43)		(1)

Net gratuity cost	Rs.	55	Rs.	55	Rs.	68	US$	1

The assumptions used in accounting for the gratuity plans are set out below:

	As of March 31,
	2011	2012	2013
	(%)
Discount rate	8.25	8.50	8
Rate of increase in compensation levels of covered employees	6	6.0-10.0	6.0-10.0
Rate of return on plan assets	8	8	8

Discount rate is based on return on securities issued by Government of India.

The expected return on plan assets is determined considering several applicable factors mainly the composition of the plan assets held, assessed risks of asset management, historical results of the return on plan assets and Tata Communications policy for plan asset management.

The estimates of the future compensation increases have been made after taking into account inflation, seniority, promotion and other relevant factors.

The Company’s policy and objective for plan asset management is to maximize return on plan assets to meet future benefit payment requirements while at the same time accepting a low level of risk. The asset allocation for plan assets is determined based on investment criteria approved under the Indian Income Tax Act, 1961, and is also subject to other exposure limitations. Tata Communications evaluates the risks, transaction costs and liquidity for potential investments. To measure plan asset performance, the Company compares actual returns for each asset category with published benchmarks.

The fair value of Company’s gratuity plan assets at March 31, by asset category are as follows:—

	As of March 31, 2012
	(In millions)
	Level 1		Level 2		Level 3		Total
Mutual funds	Rs.	—	Rs.	541	Rs.	—	Rs.	541
Long Term Bonds		—		1		—		1

Total	Rs.	—	Rs.	542	Rs.	—	Rs.	542

	As of March 31, 2013
	(In millions)
	Level 1		Level 2		Level 3		Total
Mutual funds	Rs.	—	Rs.	563	Rs.	—	Rs.	563	US$	11

The following is description of the assets, information about the valuation techniques used to measure fair value, key inputs and significant assumptions:

Level 2—The fair values of mutual funds are measured using the net asset value (“NAV”) provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement date.

Accumulated benefit obligation was Rs.  451 million and Rs.  471 million (US$ 9 million) for fiscals 2012 and 2013 respectively.

The expected benefit payments to be paid for future service are based on the same assumptions used to measure Tata Communications gratuity obligation as of March 31, 2013 and are as follows:

Year ending March 31,	(In millions)
2014	Rs.	218
2015		270
2016		268
2017		286
2018		311
2019-2024		1,735

The Company expects to contribute Rs.  75 million to gratuity fund in fiscal 2014.

Medical Benefits

The Company reimburses domiciliary and hospitalization expenses incurred by eligible and qualifying employees and their dependent family members not exceeding certain specified limits under the Tata Communications employee’s medical reimbursement scheme. The scheme provides for cashless hospitalization where the claims are directly settled / reimbursed by the Company.

The following table sets out the amounts recognized in the Company’s consolidated financial statements.

	As of March 31,
	2012		2013
	(In millions)
Change in benefit obligation:
Benefit obligation, beginning of the year	Rs.	454	Rs.	520	US$	10
Service cost		5		6		—
Interest cost		35		43		1
Actuarial loss		94		92		2
Benefits paid		(68)		(93)		(2)
Benefit obligation, end of the year (included in other current liabilities Rs. 39 million (fiscal 2012 Rs. 37 million) and other non-current liabilities Rs. 529 million (fiscal 2012 Rs. 483 million))	Rs.	520	Rs.	568	US$	11
Actuarial loss recognized as a component of accumulated other comprehensive loss		94		92		2

The amounts recognized in the statement of operations for the year ended March 31, 2013:

	As of March 31,
	2011		2012		2013
	(In millions)
Service cost	Rs.	40	Rs.	5	Rs.	6	US$	—
Interest cost		35		35		43		1
Amortization of actuarial loss		9		11		17		—

Net Medical cost	Rs.	84	Rs.	51	Rs.	66	US$	1

The health care cost trend rate has a significant effect on the amounts reported. The assumed health care cost trend rate used to determine the accumulated post-retirement benefit obligation calculated as at March 31, 2012 and 2013 is 2%. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	Year ended March 31,
	2012		2013
	1-Percentage-Point
	( Rs. millions)
	Increase	Decrease	Increase	Decrease
Effect on Interest Cost	1	(1)	1	(1)
Effect on post-retirement benefit obligation	13	(11)	13	(12)

The assumptions used in accounting for the medical benefit plan are set out below:

	2012	2013
	(%)	(%)
Discount rate	8.50	8
Rate of increase in compensation levels of covered employees	6.0-10.0	6.0-10.0

Accumulated benefit obligation was Rs.  479 million and Rs.  523 million (US$ 10 million) for fiscal 2012 and 2013 respectively.

The expected benefit payments to be paid for future service are based on the same assumptions used to measure Tata Communications medical obligation as on March 31, 2013 and are as follows:

Year ending March 31,	(In millions)
2014	Rs.	41
2015		43
2016		45
2017		46
2018		48
2019-2024		312

Pension

In fiscal 2007, the Company purchased participating annuity contracts in respect of its obligation in India relating to employees transferred from the erstwhile Overseas Communication Services (“OCS”). The cost of participation is recognized as an asset and has been stated at fair value of Rs.  237 million and Rs.  296 million (US$ 5 million) as of March 31, 2012 and 2013. Additionally in fiscals 2012 and 2013, the Company purchased additional annuity contracts for Rs.  155 million and Rs.  81 million (US$ 1 million) in respect of increase in benefits to OCS employees resulting from cost of living increase. The cost of living increase in pension benefits is at the discretion of Government of India. The cost of purchase of the additional annuity contracts of Rs.  79 million, Rs.  155 million and Rs.  81 million (US$ 1 million) has been recognized as expense in fiscal 2011, 2012 and 2013 respectively.

Provident Fund

In accordance with Indian law, eligible employees of the Company are entitled to receive benefits under the provident fund, a defined contribution plan in which both the employee and employer make monthly contributions to the plan at 12% of the employee’s salary (basic plus cost of living allowances). These contributions are made to a fund set up as an irrevocable trust and are expensed as incurred.

The Company contributed Rs.  200 million, Rs.  222 million and Rs.  251 million (US$ 5 million) to provident fund in fiscals 2011, 2012 and 2013 respectively.

(b)	International plans:

Defined benefit Pension Plans

The Company has both a contributory and non-contributory defined benefit pension plans that covers certain of its employees in Canada. The Company also has an unfunded Supplemental Employee Retirement Plan (“SERP”) covering certain senior executives in Canada, closed on February 13, 2006. The plan provides for defined benefit based on years of service and final average salary.

The following table summarizes changes in benefit obligations and in the plan assets for the contributory and non-contributory defined benefit pension plans:

	Pension Plans
	Contributory						Non-contributory
	2012		2013				2012		2013
	(In millions)

Benefit obligation, beginning of the year	Rs.	4,125	Rs.	4,905	US$	90	Rs.	3,699	Rs.	4,970	US$	91

Service cost		24		18		—		71		96		2

Interest cost		230		228		4		210		235		5

Benefits paid		(264)		(326)		(6)		(211)		(328)		(6)

Actuarial loss		332		265		4		788		406		7

Effect of foreign exchange rate changes		458		226		4		413		224		4

Benefit obligation, end of the year		4,905		5,316		96		4,970		5,603		103

Fair value of plan assets, beginning of the year		5,428		6,473		118		4,324		5,307		97

Expected return on plan assets		*706		*264		5		**539		**237		4

Contributions		—		—		—		163		258		5

Benefits paid		(264)		(326)		(6)		(211)		(328)		(6)

Effect of foreign exchange rate changes		603		303		6		492		243		5

Fair value of plan assets, end of the year		6,473		6,714		123		5,307		5,717		105

Funded status		1,568		1,398		27		337		114		2

Prepaid pension asset		1,568		1,398		27		337		114		2

Actuarial (gain) / loss recognized as a component of accumulated other comprehensive loss		*(127)		*270		5		**451		**393		7

*	This amount includes actuarial gain/(loss) of Rs. 458 million and Rs. (5) million on plan assets for fiscal 2012 and 2013 respectively.
**	This amount includes actuarial gain of Rs. 337 million and Rs. 13 million on plan assets for fiscal year 2012 and 2013 respectively.

The following table summarizes changes in benefit obligations for the Companies Supplemental Employee Retirement Plan:

	Supplemental Employee Retirement Plan
	2012		2013
	(In millions)
Benefit obligation, beginning of the year	Rs.	156	Rs.	218	US$	4
Service Cost		5		3		—
Interest Cost		9		8		—
Benefits paid		—		(260)		(5)
Actuarial loss		29		51		1
Effect of foreign exchange rate changes		19		13		—
Benefit obligation, end of the year (included in other non-current liabilities)		218		33		—
Actuarial loss recognized as a component of accumulated other comprehensive loss		29		51		1

Other Post Retirement Plan

The Company also has a post-retirement health care and life insurance plan (“OPEB”).

The following table summarizes changes in benefit obligations for the Company’s post- retirement benefit obligations:

	Other Post-retirement Plan
	2012		2013
	(In millions)
Benefit obligation, beginning of the year	Rs.	74	Rs.	94	US$	2
Service Cost		2		3		—
Interest Cost		4		4		—
Benefits paid		(6)		(6)		—
Actuarial gain		11		(18)		—
Effect of foreign exchange rate changes		9		5		—
Benefit obligation, end of the year (included in other non-current liabilities)		94		82		2
Actuarial loss/(gain) recognized as a component of accumulated other comprehensive loss		11		(18)		—

The health care cost trend rate has a significant effect on the amounts reported. The assumed health care trend rate used to determine the accumulated post-retirement benefit obligation calculated as at 2012 and 2013 is 8.94% and 8.38% respectively. The ultimate weighted-average health care trend is 4.43% and is expected to be attained in the year 2030. A one-percentage-point change in assumed health care cost trend rates would not have any material impact on service cost components and interest cost components.

Effect on post-retirement benefit obligation is as follows:

	Years ended March 31,
	2012		2013
	1-Percentage-Point
	( Rs. millions)
	Increase	Decrease	Increase	Decrease

Effect on post-retirement benefit obligation	10	(8)	7	(7)

The components of pension expense are as follows:

	Year ended March 31,
	2011		2012		2013
	(In millions)
Service cost	Rs.	96	Rs.	102	Rs.	120	US$	2
Interest cost		433		453		475		9
Expected Return on assets		(482)		(450)		(493)		(9)
Amortization of actuarial (gain)/loss		(1)		(1)		90		2

Net pension cost	Rs.	46	Rs.	104	Rs.	192	US$	4

The accumulated benefit obligation for all overseas plans as at March 31, 2012 and 2013 is Rs.  9,808 million and Rs.  10,616 million (US$ 195 million) respectively.

The estimated amount of experience gain that will be amortized from accumulated other comprehensive loss are not expected to be material over the next fiscal 2014.

The assumptions used in accounting for the pension plans and the other benefit plans on a weighted-average basis are as follows:

	Years ended March 31,
	2012	2013
	(%)	(%)
Discount rate used for benefit obligations	4.50	4.00
Expected long-term return on plan assets	4.50	4.00
Inflation	2.00	2.00
Rate of compensation increase	3.00	3.00

The discount rate is based on rate of return on the portfolio of high quality corporate bonds. The long-term rate of return on plan assets was determined as the weighted-average of expected return of each of the asset classes in the target allocation of plan assets. The expected return of each asset class is the investment managers’ assessment of future returns. These expectations were compared to historical market returns to ensure that the expected return for each class was a conservative estimate. The estimates of the future compensation increases have been made after taking into account inflation, seniority, promotion and other relevant factors.

Employee benefit plan investment components and investment strategy

The Company uses an active management style to manage short-term securities, Canadian equities and international equities. Canadian bonds, US equities and the asset mix are managed passively. To accomplish this, the Company has entrusted this task to a professional investment manager. The management mandate defines the targeted asset allocation and the parameters for evaluating the manager performance.

The asset allocation policy is same as the previous year. The ultimate target is 10% equity, 90% fixed income for the contributory plan and 20% equity, 80% fixed income for the non-contributory plan. The portfolio manager has the flexibility to vary around the target without the need for immediate rebalancing. Allowed ranges are ±2% for asset classes with weights of up to 20% and ±4% for asset classes with weights over 20%. If the asset allocation moves outside of the allowable range, the portfolio manager will be responsible for initiating action to rebalance the portfolio back within the allowable range within 60 days.

The fair value of Company’s pension plan assets at March 31, by asset category are as follows:

	As of March 31, 2012 (In millions)
	Level 1		Level 2		Level 3		Total
Cash	Rs.	21	Rs.	—	Rs.	—	Rs.	21
Canadian – Mutual Fund (Equity)		846		—		—		846
Canadian – Mutual Fund (Money Market)		288		—		—		288
Canadian – Mutual Fund (Debt)		9,709		—		—		9,709
Other – Mutual Fund (Equity)		916		—		—		916

Total	Rs.	11,780	Rs.	—	Rs.	—	Rs.	11,780

	As of March 31, 2013 (In millions)
	Level 1		Level 2		Level 3		Total
Cash	Rs.	19	Rs.	—	Rs.	—	Rs.	19	US$	—
Canadian – Mutual Fund (Equity)		947		—		—		947		17
Canadian – Mutual Fund (Money Market)		272		—		—		272		5
Canadian – Mutual Fund (Debt)		10,190		—		—		10,190		187
Other – Mutual Fund (Equity)		1,003		—		—		1,003		19

Total	Rs.	12,431	Rs.	—	Rs.	—	Rs.	12,431	US$	228

The following is description of the assets, information about the valuation techniques used to measure fair value, key inputs and significant assumptions:

Level 1—The fair values of the registered mutual funds are measured using the net asset value (“NAV”) and are categorized by the ability to redeem investments at the measurement date.

Cash flows

Contributions

In Canada, an actuarial valuation is required every three years by the Pension Benefits Standards Act, 1985 for the purpose of contribution. The Company commissioned an independent actuarial consultant for both defined benefit plans.

The Company expects to contribute Rs.  150 million to the non-contributory pension plan in fiscal 2014, based on the valuation as at December 31, 2011.

The Company does not expect to contribute to the contributory pension plan in fiscal 2014, based on the valuation as at December 31, 2011 which showed a surplus.

The overseas subsidiaries post-retirement benefit plans other than contributory and non-contributory pension plans were unfunded. The benefits are funded on a pay-as-you-go basis. The Company funds on a cash basis as benefits are paid and Company expects to pay Rs.  8 million in fiscal 2014.

Estimate future benefit payments for overseas plans

The following benefit payments table provides expected benefit payments based on past and future services.

	Pension Benefits (Contributory and Non Contributory)				Other Benefits
	(In millions)
Years ending March 31,
2014	Rs.	569	US$	10	Rs.	8	US$	—
2015		569		10		9		—
2016		574		11		8		—
2017		574		11		8		—
2018		574		11		7		—
2019-2022		2,945		54		34		1

Defined contribution Plans

In addition to these pension plans, there are defined contribution plans qualifying under the provisions of Section 401(k) of the Internal Revenue Code for U.S. employees, a Registered Retirement Savings Plan (“RRSP”) for Canadian employees, enabling qualified employees to contribute on a tax-deferred basis and a Group Stakeholder Pension Plan (“GSPP”) for UK employees, enabling qualified employees to contribute on a tax-deferred basis. Employer contributions to the 401(k) plan, RRSP and GSPP in aggregate were approximately Rs.  153 million, Rs.  170 million and Rs.  216 million (US$ 4 million) for the year ended, 2011, 2012 and 2013 respectively.

In addition to above, there are defined contribution plan for qualifying employees in South Africa. The assets are managed separately by Momentum Group Limited. Employer contributed Rs.  282 million and Rs.  377 million (US$ 7 million) to this plan in fiscal 2012 and 2013 respectively.